Cash and cash equivalents and Restricted cash (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and cash equivalents and Restricted cash
	December 31,
	2019	2018
Cash on hand	10	46
Cash at banks	2,356	-
Total	2,366	46